UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Sustainable Future Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value

Banks (5.4%)

Bank of America Corp.	6,590	$194,141

First Republic Bank	9,430	905,280

Webster Financial Corp.	14,530	856,689

		1,956,110
Beverages (0.7%)

Keurig Dr Pepper, Inc.	10,650	246,761

		246,761
Biotechnology (2.4%)

Bluebird Bio, Inc.(NON)	960	140,160

Clovis Oncology, Inc.(NON)	3,200	93,984

Galapagos NV ADR (Belgium)(NON)	1,770	199,001

Vertex Pharmaceuticals, Inc.(NON)	2,250	433,665

		866,810
Building products (0.4%)

Owens Corning	2,767	150,165

		150,165
Capital markets (5.6%)

BlackRock, Inc.	1,296	610,844

E*Trade Financial Corp.(NON)	5,900	309,101

Invesco, Ltd.	11,150	255,112

MSCI, Inc.	3,440	610,290

Raymond James Financial, Inc.	2,900	266,945

		2,052,292
Chemicals (6.8%)

Chr Hansen Holding A/S (Denmark)	6,250	634,449

Ecolab, Inc.	2,510	393,518

Novozymes A/S (Denmark)	26,780	1,470,150

		2,498,117
Consumer finance (0.9%)

Gentera SAB de CV (Mexico)	308,650	312,212

		312,212
Containers and packaging (2.1%)

Ball Corp.(S)	17,830	784,342

		784,342
Diversified financial services (0.8%)

Eurazeo SA (France)	3,620	285,174

		285,174
Electric utilities (1.6%)

NextEra Energy, Inc.	3,400	569,840

		569,840
Electrical equipment (0.2%)

Sunrun, Inc.(NON)	6,620	82,353

		82,353
Electronic equipment, instruments, and components (2.1%)

Itron, Inc.(NON)	7,060	453,252

Orbotech, Ltd. (Israel)(NON)	5,140	305,522

		758,774
Food products (4.0%)

McCormick & Co., Inc. (non-voting shares)(S)	11,040	1,454,520

		1,454,520
Health-care equipment and supplies (10.8%)

Becton Dickinson and Co. (BD)	5,557	1,450,377

Danaher Corp.	10,480	1,138,757

Edwards Lifesciences Corp.(NON)	2,590	450,919

Penumbra, Inc.(NON)	5,980	895,206

		3,935,259
Health-care providers and services (1.0%)

HealthEquity, Inc.(NON)	3,860	364,423

		364,423
Health-care technology (2.8%)

Teladoc, Inc.(NON)(S)	12,020	1,037,927

		1,037,927
Hotels, restaurants, and leisure (5.6%)

Chipotle Mexican Grill, Inc.(NON)	2,260	1,027,215

Vail Resorts, Inc.	3,720	1,020,842

		2,048,057
Insurance (1.7%)

Prudential PLC (United Kingdom)	27,200	623,787

		623,787
Interactive media and services (3.4%)

Alphabet, Inc. Class A(NON)	990	1,195,009

Eventbrite, Inc. Class A(NON)	990	37,590

		1,232,599
Internet and direct marketing retail (0.9%)

Stitch Fix, Inc. Class A(NON)(S)	7,880	344,908

		344,908
IT Services (5.9%)

DXC Technology Co.	13,670	1,278,418

Mastercard, Inc. Class A	3,970	883,762

		2,162,180
Life sciences tools and services (1.0%)

Bio-Rad Laboratories, Inc. Class A(NON)	1,120	350,549

		350,549
Machinery (4.7%)

Fortive Corp.(S)	11,410	960,722

KION Group AG (Germany)	4,770	293,193

Xylem, Inc.	5,960	476,025

		1,729,940
Personal products (3.1%)

Unilever PLC (United Kingdom)	20,695	1,137,218

		1,137,218
Pharmaceuticals (2.4%)

Jazz Pharmaceuticals PLC(NON)	4,080	685,970

Medicines Co. (The)(NON)(S)	6,560	196,210

		882,180
Road and rail (0.9%)

Norfolk Southern Corp.	1,800	324,900

		324,900
Semiconductors and semiconductor equipment (4.3%)

Applied Materials, Inc.	7,300	282,145

ASML Holding NV (Netherlands)	2,210	415,524

First Solar Inc.(NON)	2,600	125,892

NXP Semiconductors NV(NON)	4,410	377,055

ON Semiconductor Corp.(NON)	19,520	359,754

		1,560,370
Software (11.2%)

Adobe Systems, Inc.(NON)	3,940	1,063,603

Everbridge, Inc.(NON)(S)	18,660	1,075,562

Instructure, Inc.(NON)	16,030	567,462

Salesforce.com, Inc.(NON)	8,690	1,381,971

		4,088,598
Specialty retail (1.3%)

TJX Cos., Inc. (The)	4,208	471,380

		471,380
Textiles, apparel, and luxury goods (1.5%)

adidas AG (Germany)	2,280	558,292

		558,292

Total common stocks (cost $29,398,494)		$34,870,037

SHORT-TERM INVESTMENTS (19.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)	5,371,255	$5,371,255

Putnam Short Term Investment Fund 2.24%(AFF)	1,770,146	1,770,146

Total short-term investments (cost $7,141,401)		$7,141,401

TOTAL INVESTMENTS

Total investments (cost $36,539,895)		$42,011,438

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $36,511,320.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,270,150	$17,529,700	$13,428,595	$25,669	$5,371,255
	Putnam Short Term Investment Fund**	1,405,081	8,554,654	8,189,589	22,223	1,770,146

	Total Short-term investments	$2,675,231	$26,084,354	$21,618,184	$47,892	$7,141,401
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $5,371,255, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,348,344.

(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,232,599	$—	$—
Consumer discretionary	3,422,637	—	—
Consumer staples	2,838,499	—	—
Financials	5,229,575	—	—
Health care	7,437,148	—	—
Industrials	2,287,358	—	—
Information technology	8,569,922	—	—
Materials	3,282,459	—	—
Utilities	569,840	—	—
Total common stocks	34,870,037	—	—
Short-term investments	1,770,146	5,371,255	—

Totals by level	$36,640,183	$5,371,255	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018